Pacer Trendpilot US Large Cap ETF
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 97.8%	Shares	Value
Communication Services - 8.8%
Alphabet, Inc. - Class A	368,571	$63,224,669
Alphabet, Inc. - Class C	306,589	53,085,885
AT&T, Inc.	452,078	8,702,502
Charter Communications, Inc. - Class A (a)(b)	6,467	2,455,649
Comcast Corp. - Class A	245,557	10,134,137
Electronic Arts, Inc.	15,609	2,356,022
Fox Corp. - Class A (b)	16,083	611,797
Fox Corp. - Class B	8,339	295,451
Interpublic Group of Cos., Inc. (b)	24,392	784,691
Live Nation Entertainment, Inc. (a)(b)	8,992	864,941
Match Group, Inc. (a)	17,623	672,141
Meta Platforms, Inc. - Class A	137,543	65,309,543
Netflix, Inc. (a)	27,277	17,139,503
News Corp. - Class A	24,090	664,402
News Corp. - Class B (b)	7,269	207,094
Omnicom Group, Inc. (b)	12,476	1,223,147
Paramount Global - Class B (b)	30,516	348,493
Take-Two Interactive Software, Inc. (a)	10,051	1,512,977
T-Mobile US, Inc.	32,910	5,998,835
Verizon Communications, Inc.	264,118	10,702,061
Walt Disney Co.	115,543	10,825,224
Warner Bros Discovery, Inc. (a)(b)	140,251	1,213,171
		258,332,335

Consumer Discretionary - 10.0%
Airbnb, Inc. - Class A (a)	27,736	3,870,836
Amazon.com, Inc. (a)	577,396	107,961,504
Aptiv PLC (a)	17,824	1,236,807
AutoZone, Inc. (a)	1,079	3,381,252
Bath & Body Works, Inc.	14,447	530,927
Best Buy Co., Inc.	12,274	1,061,946
Booking Holdings, Inc.	2,173	8,072,717
BorgWarner, Inc.	14,898	526,048
Caesars Entertainment, Inc. (a)	13,638	544,838
CarMax, Inc. (a)(b)	10,051	848,706
Carnival Corp. (a)	63,682	1,060,942
Chipotle Mexican Grill, Inc. (a)	84,665	4,599,003
Darden Restaurants, Inc. (b)	7,628	1,115,900
Deckers Outdoor Corp. (a)	1,633	1,506,655
Domino's Pizza, Inc.	2,223	953,000
DR Horton, Inc.	19,243	3,462,393
eBay, Inc.	31,779	1,767,230
Etsy, Inc. (a)	7,828	509,916
Expedia Group, Inc. (a)	7,879	1,005,912
Ford Motor Co.	248,576	2,689,592
Garmin Ltd.	9,693	1,659,926
General Motors Co.	72,731	3,223,438
Genuine Parts Co.	8,890	1,307,808
Hasbro, Inc.	8,231	530,570
Hilton Worldwide Holdings, Inc.	15,537	3,335,328
Home Depot, Inc.	62,733	23,095,781
Las Vegas Sands Corp.	23,379	927,445
Lennar Corp. - Class A	15,959	2,823,626
LKQ Corp.	16,912	701,848
Lowe's Cos., Inc.	35,878	8,808,408
Lululemon Athletica, Inc. (a)	7,065	1,827,433
Marriott International, Inc. - Class A	15,131	3,439,276
McDonald's Corp.	45,227	12,003,246
MGM Resorts International (a)	17,748	762,632
Mohawk Industries, Inc. (a)	3,384	545,061
NIKE, Inc. - Class B	76,040	5,692,354
Norwegian Cruise Line Holdings Ltd. (a)	26,916	496,062
NVR, Inc. (a)	200	1,721,496
O'Reilly Automotive, Inc. (a)	3,725	4,195,617
Pool Corp. (b)	2,423	906,299
PulteGroup, Inc.	13,844	1,827,408
Ralph Lauren Corp.	2,523	443,014
Ross Stores, Inc.	21,566	3,088,898
Royal Caribbean Cruises Ltd. (a)(b)	14,897	2,334,658
Starbucks Corp.	70,861	5,523,615
Tapestry, Inc.	14,697	589,203
Tesla Motors, Inc. (a)	174,716	40,546,342
TJX Cos., Inc.	70,931	8,016,622
Tractor Supply Co. (b)	6,869	1,808,745
Ulta Beauty, Inc. (a)	3,182	1,161,080
Wynn Resorts Ltd.	6,116	506,527
Yum! Brands, Inc. (b)	17,732	2,355,342
		292,911,232

Consumer Staples - 5.8%
Altria Group, Inc.	107,756	5,281,122
Archer-Daniels-Midland Co.	30,981	1,921,132
Brown-Forman Corp. - Class B (b)	11,615	524,533
Bunge Global SA	9,524	1,002,211
Campbell Soup Co. (b)	12,476	584,625
Church & Dwight Co., Inc.	15,501	1,519,253
Clorox Co.	7,830	1,033,012
Coca-Cola Co.	243,286	16,236,908
Colgate-Palmolive Co.	52,275	5,185,157
Conagra Brands, Inc.	30,200	915,664
Constellation Brands, Inc. - Class A	10,253	2,513,625
Costco Wholesale Corp.	27,926	22,955,172
Dollar General Corp.	13,838	1,665,957
Dollar Tree, Inc. (a)	13,186	1,375,827
Estee Lauder Cos., Inc. - Class -	14,697	1,463,968
General Mills, Inc.	35,463	2,380,986
Hershey Co. (b)	9,492	1,874,480
Hormel Foods Corp.	18,284	587,099
J M Smucker Co.	6,769	798,404
Kellanova	16,662	968,895
Kenvue, Inc.	120,124	2,221,093
Keurig Dr Pepper, Inc.	63,637	2,181,476
Kimberly-Clark Corp.	21,316	2,878,726
Kroger Co.	41,715	2,273,467
Lamb Weston Holdings, Inc. (b)	9,192	551,704
McCormick & Co., Inc.	15,859	1,221,302
Molson Coors Beverage Co. - Class B (b)	11,715	619,138
Mondelez International, Inc. - Class A	84,148	5,751,516
Monster Beverage Corp. (a)	44,466	2,287,776
PepsiCo, Inc.	86,272	14,896,586
Philip Morris International, Inc.	97,538	11,232,476
Procter & Gamble Co.	148,098	23,808,234
Sysco Corp.	31,870	2,442,836
Target Corp.	29,139	4,382,797
The Kraft Heinz Co.	50,454	1,776,485
Tyson Foods, Inc. - Class A	18,082	1,101,194
Walgreens Boots Alliance, Inc. (b)	45,320	537,948
Walmart, Inc.	269,873	18,524,083
		169,476,867

Energy - 3.7%
APA Corp. (b)	22,564	703,771
Baker Hughes Co.	63,882	2,473,511
Chevron Corp. (b)	107,491	17,249,081
ConocoPhillips	74,007	8,229,578
Coterra Energy, Inc.	47,930	1,236,594
Devon Energy Corp.	40,562	1,907,631
Diamondback Energy, Inc.	11,315	2,289,138
EOG Resources, Inc.	36,866	4,674,609
EQT Corp. (b)	27,758	957,929
Exxon Mobil Corp.	281,489	33,381,781
Halliburton Co.	56,821	1,970,552
Hess Corp.	17,523	2,688,379
Kinder Morgan, Inc.	122,594	2,590,411
Marathon Oil Corp.	38,345	1,075,577
Marathon Petroleum Corp.	22,075	3,907,716
Occidental Petroleum Corp. (b)	41,942	2,550,912
ONEOK, Inc.	36,894	3,074,377
Phillips 66	27,025	3,931,597
Schlumberger Ltd.	89,886	4,340,595
Targa Resources Corp.	14,138	1,912,589
Valero Energy Corp.	20,706	3,348,574
Williams Cos., Inc.	76,870	3,300,798
		107,795,700

Financials - 13.0%
Aflac, Inc.	32,428	3,092,983
Allstate Corp.	16,570	2,835,458
American Express Co.	35,741	9,043,903
American International Group, Inc.	42,902	3,399,125
Ameriprise Financial, Inc.	6,261	2,692,668
Aon PLC - Class A	13,683	4,495,002
Arch Capital Group Ltd. (a)	23,531	2,253,799
Arthur J Gallagher & Co.	13,638	3,866,237
Assurant, Inc.	3,384	591,760
Bank of America Corp.	426,895	17,208,137
Bank of New York Mellon Corp.	46,928	3,053,605
Berkshire Hathaway, Inc. - Class B (a)	113,634	49,828,509
BlackRock, Inc.	8,765	7,682,523
Blackstone, Inc.	44,943	6,388,647
Brown & Brown, Inc.	14,900	1,481,507
Capital One Financial Corp.	24,090	3,647,226
Cboe Global Markets, Inc.	6,669	1,223,828
Charles Schwab Corp.	94,006	6,128,251
Chubb Ltd.	25,452	7,016,098
Cincinnati Financial Corp.	9,951	1,299,800
Citigroup, Inc.	119,656	7,763,281
Citizens Financial Group, Inc.	29,905	1,276,046
CME Group, Inc.	22,728	4,402,641
Corpay, Inc. (a)	4,646	1,355,796
Discover Financial Services	15,867	2,284,689
Everest Group Ltd.	2,723	1,069,785
FactSet Research Systems, Inc.	2,423	1,000,917
Fidelity National Information Services, Inc.	34,865	2,678,678
Fifth Third Bancorp	43,085	1,824,219
Fiserv, Inc. (a)	37,077	6,064,685
Franklin Resources, Inc. (b)	17,934	410,151
Global Payments, Inc.	16,469	1,673,909
Globe Life, Inc.	5,505	510,534
Goldman Sachs Group, Inc.	20,266	10,316,002
Hartford Financial Services Group, Inc.	19,355	2,146,857
Huntington Bancshares, Inc./OH	91,549	1,368,658
Intercontinental Exchange, Inc.	36,143	5,477,833
Invesco Ltd.	28,385	489,925
Jack Henry & Associates, Inc.	4,646	796,696
JPMorgan Chase & Co.	180,208	38,348,262
KeyCorp.	59,229	955,364
KKR & Co., Inc.	41,716	5,149,840
Loews Corp.	11,723	937,254
M&T Bank Corp.	10,471	1,802,792
MarketAxess Holdings, Inc.	2,423	541,613
Marsh & McLennan Cos., Inc.	31,261	6,957,761
Mastercard, Inc. - Class A	51,960	24,094,372
MetLife, Inc.	37,495	2,881,491
Moody's Corp.	9,951	4,542,433
Morgan Stanley	78,458	8,097,650
MSCI, Inc.	4,946	2,674,599
Nasdaq, Inc.	24,000	1,624,320
Northern Trust Corp.	13,077	1,159,276
PayPal Holdings, Inc. (a)	66,346	4,364,240
PNC Financial Services Group, Inc.	25,151	4,554,846
Principal Financial Group, Inc.	14,046	1,144,889
Progressive Corp.	37,069	7,937,214
Prudential Financial, Inc.	22,928	2,873,337
Raymond James Financial, Inc. (b)	11,923	1,383,068
Regions Financial Corp.	59,327	1,327,145
S&P Global, Inc.	20,172	9,777,974
State Street Corp.	18,388	1,562,428
Synchrony Financial	26,429	1,342,329
T Rowe Price Group, Inc.	14,138	1,614,701
Travelers Cos., Inc.	14,447	3,126,909
Truist Financial Corp.	84,239	3,764,641
US Bancorp	98,472	4,419,423
Visa, Inc. - Class A	98,817	26,252,712
W R Berkley Corp.	19,316	1,064,891
Wells Fargo & Co.	218,780	12,982,405
Willis Towers Watson PLC	6,667	1,881,961
		381,282,508

Health Care - 11.9%
Abbott Laboratories	109,129	11,561,126
AbbVie, Inc.	110,791	20,531,788
Agilent Technologies, Inc.	18,648	2,636,827
Align Technology, Inc. (a)	4,546	1,054,127
Amgen, Inc.	33,705	11,205,901
Baxter International, Inc.	32,020	1,146,956
Becton Dickinson & Co.	18,384	4,431,647
Biogen, Inc. (a)	9,192	1,959,734
Bio-Rad Laboratories, Inc. - Class A (a)(b)	1,358	459,493
Bio-Techne Corp.	9,951	811,902
Boston Scientific Corp. (a)	92,652	6,845,130
Bristol-Myers Squibb Co.	126,106	5,997,601
Cardinal Health, Inc.	16,059	1,619,229
Catalent, Inc. (a)	11,415	677,366
Cencora, Inc.	10,554	2,510,586
Centene Corp. (a)	34,201	2,630,741
Charles River Laboratories International, Inc. (a)	3,284	801,624
Cigna Corp.	18,157	6,330,801
Cooper Cos., Inc.	12,697	1,185,011
CVS Health Corp.	78,761	4,751,651
Danaher Corp.	41,412	11,474,437
DaVita, Inc. (a)(b)	3,384	462,322
DexCom, Inc. (a)	24,493	1,661,115
Edwards Lifesciences Corp. (a)	38,439	2,423,579
Elevance Health, Inc.	14,590	7,762,318
Eli Lilly & Co.	50,136	40,322,881
GE HealthCare Technologies, Inc.	26,669	2,256,997
Gilead Sciences, Inc.	78,790	5,992,767
HCA Healthcare, Inc.	12,117	4,399,077
Henry Schein, Inc. (a)	8,231	592,138
Hologic, Inc. (a)	15,509	1,265,690
Humana, Inc.	7,828	2,830,683
IDEXX Laboratories, Inc. (a)	5,305	2,525,817
Incyte Corp. (a)	11,715	762,295
Insulet Corp. (a)	4,462	867,190
Intuitive Surgical, Inc. (a)	22,170	9,857,004
IQVIA Holdings, Inc. (a)	11,615	2,859,961
Johnson & Johnson	151,009	23,836,771
Labcorp Holdings, Inc.	4,974	1,071,599
McKesson Corp.	8,139	5,021,926
Medtronic PLC	84,179	6,761,257
Merck & Co., Inc.	158,904	17,976,810
Mettler-Toledo International, Inc. (a)	1,358	2,065,559
Moderna, Inc. (a)	20,907	2,492,533
Molina Healthcare, Inc. (a)	3,685	1,257,580
Pfizer, Inc.	355,540	10,858,192
Quest Diagnostics, Inc.	7,069	1,005,919
Regeneron Pharmaceuticals, Inc. (a)	6,769	7,305,037
ResMed, Inc. (b)	9,292	1,981,519
Revvity, Inc.	7,830	983,526
Solventum Corp. (a)	8,749	515,141
STERIS PLC	6,208	1,482,222
Stryker Corp.	21,316	6,979,924
Teleflex, Inc.	2,982	658,783
Thermo Fisher Scientific, Inc.	23,995	14,717,093
UnitedHealth Group, Inc.	58,117	33,484,691
Universal Health Services, Inc. - Class B	3,902	834,092
Vertex Pharmaceuticals, Inc. (a)	16,181	8,021,245
Viatris, Inc.	75,816	914,341
Waters Corp. (a)	3,685	1,239,192
West Pharmaceutical Services, Inc.	4,646	1,422,466
Zimmer Biomet Holdings, Inc.	13,186	1,468,261
Zoetis, Inc.	28,386	5,110,615
		346,931,806

Industrials - 8.4%
3M Co.	34,937	4,456,214
A O Smith Corp.	7,930	674,367
Allegion PLC	5,607	767,094
American Airlines Group, Inc. (a)(b)	41,380	440,283
AMETEK, Inc.	14,597	2,532,288
Automatic Data Processing, Inc.	25,472	6,689,457
Axon Enterprise, Inc. (a)	4,426	1,327,844
Boeing Co. (a)	36,188	6,897,433
Broadridge Financial Solutions, Inc.	7,470	1,598,580
Builders FirstSource, Inc. (a)	7,852	1,314,189
Carrier Global Corp.	53,028	3,611,737
Caterpillar, Inc. (b)	30,716	10,633,879
Ceridian HCM Holding, Inc. (a)(b)	9,793	580,529
CH Robinson Worldwide, Inc.	7,369	656,209
Cintas Corp.	5,507	4,207,018
Copart, Inc. (a)	54,957	2,875,900
CSX Corp.	121,550	4,266,405
Cummins, Inc.	8,586	2,505,395
Deere & Co.	16,288	6,058,810
Delta Air Lines, Inc.	40,654	1,748,935
Dover Corp.	8,890	1,638,071
Eaton Corp. PLC	25,251	7,696,252
Emerson Electric Co.	36,176	4,236,571
Equifax, Inc. (b)	7,730	2,159,530
Expeditors International of Washington, Inc.	9,400	1,173,308
Fastenal Co.	36,120	2,555,490
FedEx Corp.	14,191	4,289,230
Fortive Corp.	22,261	1,599,453
GE Vernova, Inc. (a)	16,924	3,016,534
Generac Holdings, Inc. (a)	3,885	604,817
General Dynamics Corp.	14,339	4,283,203
General Electric Co.	68,653	11,684,741
Honeywell International, Inc.	40,990	8,392,702
Howmet Aerospace, Inc.	24,785	2,371,924
Hubbell, Inc. (b)	3,372	1,334,132
Huntington Ingalls Industries, Inc.	2,523	706,390
IDEX Corp.	4,746	989,446
Illinois Tool Works, Inc.	16,903	4,179,774
Ingersoll Rand, Inc.	25,553	2,565,521
Jacobs Solutions, Inc.	7,930	1,160,555
JB Hunt Trasport Services, Inc.	5,155	892,588
Johnson Controls International PLC	42,985	3,075,147
L3Harris Technologies, Inc.	11,916	2,703,621
Leidos Holdings, Inc.	8,640	1,247,616
Lockheed Martin Corp.	13,646	7,395,040
Masco Corp.	14,238	1,108,428
Nordson Corp.	3,384	847,117
Norfolk Southern Corp.	14,347	3,580,437
Northrop Grumman Corp.	8,684	4,205,835
Old Dominion Freight Line, Inc.	11,414	2,398,994
Otis Worldwide Corp.	26,062	2,462,859
PACCAR, Inc.	33,088	3,264,462
Parker-Hannifin Corp.	8,131	4,562,792
Paychex, Inc. (b)	20,255	2,593,045
Paycom Software, Inc.	3,082	514,047
Pentair PLC	10,454	918,593
Quanta Services, Inc.	9,192	2,439,373
Republic Services, Inc.	12,977	2,521,691
Rockwell Automation, Inc.	7,269	2,025,507
Rollins, Inc.	17,744	850,115
RTX Corp.	83,542	9,815,350
Snap-On, Inc.	3,384	971,310
Southwest Airlines Co. (b)	37,678	1,015,045
Stanley Black & Decker, Inc.	9,693	1,023,775
Textron, Inc.	12,574	1,168,125
Trane Technologies PLC	14,447	4,829,343
TransDigm Group, Inc.	3,485	4,510,357
Uber Technologies, Inc. (a)	131,146	8,454,983
Union Pacific Corp.	38,329	9,456,914
United Airlines Holdings, Inc. (a)	20,707	940,512
United Parcel Service, Inc. - Class B	45,708	5,958,952
United Rentals, Inc.	4,144	3,137,422
Veralto Corp.	13,842	1,475,004
Verisk Analytics, Inc.	9,155	2,396,321
W.W. Grainger, Inc.	2,823	2,757,535
Waste Management, Inc.	23,338	4,729,679
Westinghouse Air Brake Technologies Corp.	11,315	1,823,412
Xylem, Inc.	15,211	2,030,668
		246,582,224

Information Technology - 31.4%(c)
Accenture PLC - Class A	39,452	13,043,620
Adobe, Inc. (a)	28,132	15,519,018
Advanced Micro Devices, Inc. (a)	101,815	14,710,231
Akamai Technologies, Inc. (a)	9,600	943,488
Amphenol Corp. - Class A	75,362	4,842,762
Analog Devices, Inc.	31,080	7,191,290
ANSYS, Inc. (a)	5,507	1,727,160
Apple, Inc.	908,827	201,832,300
Applied Materials, Inc.	52,106	11,056,893
Arista Networks, Inc. (a)	15,861	5,496,630
Autodesk, Inc. (a)	13,536	3,350,431
Broadcom, Inc.	273,635	43,967,672
Cadence Design System, Inc. (a)	17,223	4,609,908
CDW Corp.	8,431	1,838,885
Cisco Systems, Inc.	256,172	12,411,533
Cognizant Technology Solutions Corp. - Class A	31,870	2,411,922
Corning, Inc.	48,582	1,943,766
Crowdstrike Holdings, Inc. - Class A (a)	14,472	3,356,925
Enphase Energy, Inc. (a)(b)	8,632	993,629
EPAM Systems, Inc. (a)	3,685	792,754
F5, Inc. (a)	3,785	770,777
Fair Isaac Corp. (a)	1,587	2,539,200
First Solar, Inc. (a)	6,761	1,460,308
Fortinet, Inc. (a)	38,688	2,245,451
Gartner, Inc. (a)	4,946	2,478,886
Gen Digital, Inc.	35,613	925,582
GoDaddy, Inc. - Class A (a)	8,848	1,286,942
Hewlett Packard Enterprise Co.	81,616	1,624,975
HP, Inc.	54,808	1,978,021
Intel Corp.	267,112	8,211,023
International Business Machines Corp.	57,619	11,070,915
Intuit, Inc.	17,552	11,362,287
Jabil, Inc.	8,152	918,486
Juniper Networks, Inc.	20,255	763,411
Keysight Technologies, Inc. (a)	11,313	1,578,955
KLA Corp.	8,390	6,905,557
Lam Research Corp.	8,248	7,598,388
Microchip Technology, Inc.	34,443	3,057,850
Micron Technology, Inc.	69,331	7,613,930
Microsoft Corp.	468,503	195,998,230
Monolithic Power Systems, Inc.	3,079	2,657,454
Motorola Solutions, Inc.	10,554	4,210,202
NetApp, Inc.	13,286	1,687,056
NVIDIA Corp.	1,550,983	181,496,031
NXP Semiconductors NV	16,261	4,279,245
ON Semiconductor Corp. (a)	27,224	2,130,278
Oracle Corp.	100,469	14,010,402
Palo Alto Networks, Inc. (a)	20,278	6,584,875
PTC, Inc. (a)(b)	7,505	1,334,764
Qorvo, Inc. (a)	6,216	744,677
QUALCOMM, Inc.	70,416	12,741,775
Roper Technologies, Inc.	6,769	3,687,413
salesforce.com, Inc.	60,913	15,764,284
Seagate Technology Holdings PLC	12,124	1,238,709
ServiceNow, Inc. (a)	12,877	10,486,900
Skyworks Solutions, Inc.	10,053	1,142,222
Super Micro Computer, Inc. (a)(b)	3,097	2,173,010
Synopsys, Inc. (a)	9,592	5,355,405
TE Connectivity Ltd.	19,854	3,064,068
Teledyne Technologies, Inc. (a)	2,982	1,257,987
Teradyne, Inc.	9,701	1,272,383
Texas Instruments, Inc.	57,117	11,641,016
Trimble, Inc. (a)	15,759	859,496
Tyler Technologies, Inc. (a)	2,623	1,490,153
VeriSign, Inc. (a)	5,707	1,067,266
Western Digital Corp. (a)	20,238	1,356,958
Zebra Technologies Corp. - Class A (a)	3,284	1,153,308
		917,317,328

Materials - 2.3%
Air Products & Chemicals, Inc.	14,038	3,703,926
Albemarle Corp. (b)	7,370	690,348
Amcor PLC	93,035	979,659
Avery Dennison Corp.	5,046	1,094,124
Ball Corp.	19,946	1,273,153
Celanese Corp. (b)	6,309	890,515
CF Industries Holdings, Inc.	12,274	937,611
Corteva, Inc.	44,897	2,518,722
Dow, Inc.	44,447	2,421,028
DuPont de Nemours, Inc.	27,208	2,277,310
Eastman Chemical Co.	7,478	772,702
Ecolab, Inc.	16,061	3,705,112
FMC Corp.	7,930	462,795
Freeport-McMoRan, Inc.	90,708	4,119,050
International Flavors & Fragrances, Inc.	16,161	1,607,696
International Paper Co. (b)	21,877	1,016,843
Linde PLC	30,125	13,661,687
LyondellBasell Industries NV - Class A	16,161	1,607,373
Martin Marietta Materials, Inc.	3,885	2,305,165
Mosaic Co.	21,015	625,617
Newmont Goldcorp Corp. (b)	72,892	3,576,810
Nucor Corp.	15,053	2,452,736
Packaging Corp. of America	5,707	1,140,658
PPG Industries, Inc.	14,900	1,892,002
Sherwin-Williams Co.	14,509	5,089,757
Smurfit WestRock PLC	32,703	1,466,403
Steel Dynamics, Inc.	9,801	1,305,689
Vulcan Materials Co.	8,431	2,314,394
		65,908,885

Real Estate - 0.1%
CBRE Group, Inc. - Class A (a)	19,644	2,214,075
CoStar Group, Inc. (a)	25,854	2,017,129
		4,231,204

Utilities - 2.4%
AES Corp.	42,324	752,944
Alliant Energy Corp.	15,961	888,389
Ameren Corp.	16,562	1,312,870
American Electric Power Co., Inc.	32,623	3,200,969
American Water Works Co., Inc.	12,303	1,751,455
Atmos Energy Corp.	9,392	1,201,049
CenterPoint Energy, Inc.	39,901	1,107,253
CMS Energy Corp.	18,484	1,197,763
Consolidated Edison, Inc.	21,777	2,123,693
Constellation Energy Corp.	19,799	3,757,850
Dominion Energy, Inc.	52,877	2,826,804
DTE Energy Co.	13,022	1,569,542
Duke Energy Corp.	48,775	5,329,644
Edison International	24,292	1,943,603
Entergy Corp.	13,428	1,557,245
Evergy, Inc.	14,597	846,626
Eversource Energy	22,069	1,432,499
Exelon Corp.	62,931	2,341,033
FirstEnergy Corp.	32,639	1,367,901
NextEra Energy, Inc.	128,930	9,848,963
NiSource, Inc. (b)	26,204	818,875
NRG Energy, Inc.	13,041	980,292
PG&E Corp.	132,261	2,413,763
Pinnacle West Capital Corp. (b)	7,169	613,595
PPL Corp.	46,629	1,385,814
Public Service Enterprise Group, Inc.	31,553	2,516,983
Sempra	39,739	3,181,504
Southern Co.	68,939	5,757,785
Vistra Corp.	21,170	1,677,087
WEC Energy Group, Inc.	19,947	1,716,639
Xcel Energy, Inc.	34,846	2,030,825
		69,451,257
TOTAL COMMON STOCKS (Cost $2,204,022,659)		2,860,221,346

REAL ESTATE INVESTMENT TRUSTS - 2.1%	Shares	Value
Alexandria Real Estate Equities, Inc. (b)	9,846	1,154,837
American Tower Corp.	29,447	6,490,119
AvalonBay Communities, Inc.	8,992	1,842,641
Boston Properties, Inc. (b)	9,092	648,351
Camden Property Trust (b)	6,769	749,667
Crown Castle, Inc.	27,474	3,024,338
Digital Realty Trust, Inc.	20,326	3,038,534
Equinix, Inc.	5,908	4,668,738
Equity Residential	21,869	1,522,738
Essex Property Trust, Inc.	3,994	1,111,770
Extra Space Storage, Inc.	13,293	2,121,829
Federal Realty Investment Trust	4,646	518,726
Healthpeak Properties, Inc.	44,601	973,194
Host Hotels & Resorts, Inc. (b)	44,998	787,915
Invitation Homes, Inc.	36,316	1,280,865
Iron Mountain, Inc.	18,484	1,895,719
Kimco Realty Corp.	39,195	851,707
Mid-America Apartment Communities, Inc.	7,369	1,029,965
Prologis, Inc.	58,385	7,359,429
Public Storage	10,051	2,974,292
Realty Income Corp. (b)	54,636	3,137,745
Regency Centers Corp.	10,346	696,700
SBA Communications Corp.	6,869	1,508,020
Simon Property Group, Inc.	20,707	3,177,282
UDR, Inc.	19,243	771,067
Ventas, Inc.	25,453	1,385,661
VICI Properties, Inc.	64,068	2,002,766
Welltower, Inc.	37,494	4,171,207
Weyerhaeuser Co.	46,227	1,468,170
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $56,592,132)		62,363,992

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.1%
Mount Vernon Liquid Assets Portfolio, LLC (d)	60,805,264	60,805,264
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $60,805,264)		60,805,264

TOTAL INVESTMENTS - 102.0% (Cost $2,321,420,055)		2,983,390,602
Liabilities in Excess of Other Assets - (2.0)%		(57,376,871)
TOTAL NET ASSETS - 100.0%		$2,926,013,731

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2024. The total market value of these securities was $59,982,177 which represented 2.0% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

Pacer Trendpilot US Large Cap ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,860,221,346	$–	$–	$2,860,221,346
Real Estate Investment Trusts	62,363,992	–	–	62,363,992
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	60,805,264
Total Investments	$2,922,585,338	$–	$–	$2,983,390,602

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.